USCF ETF TRUST

USCF MIDSTREAM ENERGY INCOME FUND

SCHEDULE OF INVESTMENTS

AT MARCH 31, 2026 (unaudited)

	% of Total Net Assets	Shares	Value
Common Stocks	70.9%
Pipelines	70.9%
Antero Midstream Corp.	3.8%	845,490	$19,277,172
Cheniere Energy, Inc.	4.3%	78,055	22,148,887
DT Midstream, Inc.	6.2%	235,533	31,719,229
Enbridge, Inc.	7.1%	667,547	36,140,994
Gibson Energy, Inc.	2.0%	478,540	10,177,398
Hess Midstream LP – Class A	2.8%	366,848	14,259,382
Keyera Corp.	4.4%	589,871	22,744,408
Kinder Morgan, Inc.	6.5%	1,000,340	33,541,400
Kinetik Holdings, Inc.	1.4%	145,203	7,029,277
ONEOK, Inc.	4.6%	262,094	23,690,677
Pembina Pipeline Corp.	4.3%	486,709	21,785,095
Rockpoint Gas Storage, Inc. – Class A	0.9%	230,392	4,612,628
South Bow Corp.	3.4%	519,979	17,325,700
Sunococorp LLC	1.0%	87,442	5,390,799
Targa Resources Corp.	6.5%	131,870	33,063,765
TC Energy Corp.	4.5%	370,386	23,186,164
Williams Cos., Inc. (The)	7.2%	508,926	37,039,634
			363,132,609
Total Common Stocks
(Cost $231,500,368)	70.9%		363,132,609
Master Limited Partnerships	28.3%
Pipelines	28.3%
Energy Transfer LP	7.9%	2,082,694	40,195,994
Enterprise Products Partners LP	7.8%	1,056,140	39,964,337
Genesis Energy LP	0.7%	201,835	3,598,718
MPLX LP	4.5%	407,827	23,274,687
Plains GP Holdings LP – Class A(a)	4.6%	964,845	23,426,437
Western Midstream Partners LP	2.8%	352,686	14,520,083
			144,980,256
Total Master Limited Partnerships
(Cost $84,853,909)	28.3%		144,980,256
Money Market Funds	0.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.53%(b)
(Cost $2,364,708)	0.5%	2,364,708	2,364,708
Total Investments
(Cost $318,718,985)	99.7%		$510,477,573
Other Assets in Excess of Liabilities	0.3%		1,333,161
Total Net Assets	100.0%		$511,810,734

(a)	Non-income producing security.
(b)	Reflects the 7-day yield at March 31, 2026.

USCF ETF TRUST

USCF MIDSTREAM ENERGY INCOME FUND

SCHEDULE OF INVESTMENTS

AT MARCH 31, 2026 (unaudited) (continued)

Summary of Portfolio Holdings by Country^
United States	73.4%
Canada	26.6
100.0%

Summary of Portfolio Holdings by Sector	% of Total Net Assets
Energy	99.2%
Money Market Funds	0.5%

^	As a percentage of portfolio holdings, which includes investments and other financial instruments shown on the Schedule of Investments.